Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time deposits maturity as follows:
Within one year	$ 375,862	$ 387,857
After one year through two years	118,333	118,470
After two years through three years	78,492	81,282
After three years through four years	36,920	33,395
After four years through five years	17,106	37,235
Thereafter	5,046	5,377
Total	$ 631,759	$ 663,616
Within one year, Weighted average rate	59.60%	58.50%
After one year through two years, Weighted average rate	18.70%	17.90%
After two years through three years, Weighted average rate	12.40%	12.20%
After three years through four years, Weighted average rate	5.80%	5.00%
After four years through five years, Weighted average rate	2.70%	5.60%
Thereafter, Weighted average rate	0.80%	0.80%
Total, Weighted average rate	100.00%	100.00%